Earnings Per Common Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - Successor [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended									4 Months Ended	12 Months Ended
	Feb. 01, 2013	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) to common shareholders		$ 45.1	$ (2.2)	$ (19.9)	$ 53.8	$ (4.3)	$ (49.3)	$ 5.0	$ (22.8)	$ (157.8)	$ (29.0)	$ 27.4	$ (224.9)
Basic and diluted weighted average shares outstanding		229.8				229.1					0.0	229.3	228.3
Diluted weighted average shares outstanding		237.0				229.1					0.0	230.3	228.3
Earnings per Common Share:
Basic net income (loss) per share		$ 0.20	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.12	$ (0.97)
Diluted net income (loss) per share		$ 0.19	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.12	$ (0.97)
Pre-Acquisition net loss attributable to Axalta											$ (29.0)	$ 0.0	$ (3.9)
Net income (loss) to common shareholders											$ 0.0	$ 27.4	$ (221.0)
Consideration transferred, equity interests issued and issuable	$ 1,350.0